UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

WESTERN ASSET

MACRO OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	Western Asset Macro Opportunities Fund

Investment commentary

Economic review

The pace of U.S. economic activity moderated during the six months ended April 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s second reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.8%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in April 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Turning to the global economy, in its April 2016 World Economic Outlook Update, the International Monetary Fund (“IMF”) said “Global recovery continues, but at an ever-slowing and increasingly fragile pace. The months since the last World Economic Outlook Update have seen a renewed episode of global asset market volatility, some loss of growth momentum in the advanced economies, and continuing headwinds for emerging market economies and lower-income countries.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.5%, versus 1.6% in 2015. Japan’s economy is expected to expand 0.5% in 2016, the same as in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Western Asset Macro Opportunities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016, the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the beginning of the reporting period, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, after keeping rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates six times from November 2014 through October 2015, with the last cut pushing rates down to 4.35%.

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2016?

A. Short-term Treasury yields edged higher, whereas long-term Treasury yields declined during the reporting period. When the period began, the yield on the two-year Treasury note was 0.75%. Its low for the period was 0.64% on February 11, 2016, and it peaked at 1.09% on December 29, 2015. The yield on the two-year Treasury note ended the period at 0.77%. The yield on the ten-year Treasury note began the period at 2.16%. Its peak of 2.36% occurred on November 9, 2015, and its low of 1.63% was on February 11, 2016. The yield on the ten-year Treasury note ended the period at 1.83%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global

IV	Western Asset Macro Opportunities Fund

growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, returned 2.82% during the six months ended April 30, 2016.

Q. How did the high-yield bond market perform over the six months ended April 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, gained 2.38% for the six months ended April 30, 2016. The high-yield market declined during the first three months of the reporting period. This was triggered by a number of factors, including falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply in March and April 2016. This turnaround occurred as oil prices started to rebound and the Fed reduced its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii gained 5.56% during the six months ended April 30, 2016. The asset class declined over the first three months of the reporting period due to concerns over economic growth in China, falling commodity prices and expectations for future Fed rate hikes. The asset class then rallied sharply in February, March and April 2016, as oil prices moved higher, global monetary policy remained accommodative and investor risk appetite improved.

Performance review

For the six months ended April 30, 2016, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned 3.25%. The Fund’s unmanaged benchmark the BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Indexviii returned 0.21% for the same period. The Lipper Alternative Credit Focus Funds Category Average1 returned -0.21% over the same time frame.

Performance Snapshot as of April 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	3.25%
Class C	2.88%
Class FI	3.23%
Class I	3.41%
Class IS	3.49%
BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index	0.21%
Lipper Alternative Credit Focus Funds Category Average[1]	-0.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2016 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 307 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Macro Opportunities Fund	V

Investment commentary (cont’d)

charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2016 for Class A, Class C, Class FI, Class I and Class IS shares were 3.30%, 2.77%, 3.42%, 3.75% and 3.85%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class FI shares would have been 3.34%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2016 the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.60%, 2.33%, 1.64%, 1.31% and 1.22%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield (“junk”) bonds possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect; which may have a negative impact on the Fund’s performance. The Fund is non-diversified and may invest its assets in a limited number of issuers or strategies. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

VI	Western Asset Macro Opportunities Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

viii

The BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index, therefore, will always have a constant maturity equal to exactly three months.

Western Asset Macro Opportunities Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016 and October 31, 2015 and does not include derivatives such as written options, futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.25%	$1,000.00	$1,032.50	1.65%	$8.34	Class A	5.00%	$1,000.00	$1,016.66	1.65%	$8.27
Class C	2.88	1,000.00	1,028.80	2.32	11.70	Class C	5.00	1,000.00	1,013.33	2.32	11.61
Class FI	3.23	1,000.00	1,032.30	1.65	8.34	Class FI	5.00	1,000.00	1,016.66	1.65	8.27
Class I	3.41	1,000.00	1,034.10	1.35	6.83	Class I	5.00	1,000.00	1,018.15	1.35	6.77
Class IS	3.49	1,000.00	1,034.90	1.23	6.22	Class IS	5.00	1,000.00	1,018.75	1.23	6.17

2	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

[1]	For the six months ended April 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAMO	— Western Asset Macro Opportunities Fund

4	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAMO	— Western Asset Macro Opportunities Fund

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 46.2%
Consumer Discretionary — 3.2%
Auto Components — 0.0%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	200,000		$206,500
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp., Senior Notes	4.875%	12/9/45	940,000		1,062,254
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	2,260,000	GBP	3,337,990	(a)
Total Hotels, Restaurants & Leisure					4,400,244
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,050,000		1,109,316
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		324,800
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		191,425	(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		302,250	(b)
Total Household Durables					1,927,791
Internet & Catalog Retail — 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		408,905
Netflix Inc., Senior Bonds	5.875%	2/15/25	530,000		555,440
Total Internet & Catalog Retail					964,345
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000		296,888	(b)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	5,840,000		6,295,795	(b)
CCO Safari II LLC, Senior Secured Notes	6.834%	10/23/55	3,280,000		3,769,861	(b)
Comcast Corp., Notes	6.450%	3/15/37	170,000		228,883
Comcast Corp., Senior Notes	6.500%	11/15/35	640,000		880,080
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000		965,700
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	160,000		165,100
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		666,335
Time Warner Cable Inc., Debentures	7.300%	7/1/38	190,000		233,573
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	200,000		230,162
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	450,000		484,630
Total Media					14,217,007
Multiline Retail — 0.2%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,217,292	(b)
Total Consumer Discretionary					22,933,179
Consumer Staples — 3.7%
Beverages — 2.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	3,280,000		3,457,431
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	2,540,000		2,777,828
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	4,740,000		5,375,435

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Beverages — continued
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	3,020,000		$3,409,589	(b)
Total Beverages					15,020,283
Food & Staples Retailing — 0.3%
CVS Health Corp., Senior Notes	4.875%	7/20/35	480,000		538,058
CVS Health Corp., Senior Notes	5.750%	5/15/41	590,000		728,294
CVS Health Corp., Senior Notes	5.125%	7/20/45	920,000		1,075,156
Total Food & Staples Retailing					2,341,508
Food Products — 0.7%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	150,744	(a)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	3,308,162	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,190,000		1,370,053	(b)
Total Food Products					4,828,959
Tobacco — 0.6%
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,220,000		2,229,335
Reynolds American Inc., Senior Notes	6.150%	9/15/43	400,000		504,470
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,520,000		1,865,767
Total Tobacco					4,599,572
Total Consumer Staples					26,790,322
Energy — 9.5%
Energy Equipment & Services — 0.6%
Ensco PLC, Senior Notes	5.200%	3/15/25	200,000		145,750
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000		1,000,385
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000		1,275,592
Halliburton Co., Senior Notes	5.000%	11/15/45	1,590,000		1,628,828
Pride International Inc., Senior Notes	6.875%	8/15/20	540,000		503,550
Total Energy Equipment & Services					4,554,105
Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000		460,870
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	670,000		718,154
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,260,000		1,086,377
Apache Corp., Senior Notes	4.750%	4/15/43	680,000		664,984
Apache Corp., Senior Notes	4.250%	1/15/44	2,140,000		1,958,652
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	440,000		107,800
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000		1,035,450	(b)
California Resources Corp., Senior Notes	5.500%	9/15/21	760,000		311,600
California Resources Corp., Senior Notes	6.000%	11/15/24	3,170,000		1,319,512
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.750%	4/15/23	420,000		277,200

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000	$49,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	77,025
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	140,000	78,400
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	980,000	548,800
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	90,000	59,400	(b)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,310,000	1,195,375
Devon Energy Corp., Senior Notes	5.850%	12/15/25	6,330,000	6,647,538
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	26,444
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	464,676
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	6,170,000	5,398,750
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,400,000	2,400,000
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,880,000	1,724,900
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,547,087
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	670,000	436,760
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000	626,750
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,289,089
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	912,047
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	930,000	725,400	(b)
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,040,000	1,151,245
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	507,598
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	522,695
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	356,660
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	340,000	333,200
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,610,000	434,700	*(c)(d)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	190,000	149,150	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	350,465	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,220,000	957,700	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,033,151	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	483,147	(b)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,320,000	254,100	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	420,000	384,300
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	490,000	437,325
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	1,070,000	1,181,081
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	950,000	1,004,625	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	520,000	406,744
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,780,000	1,266,025

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	2,020,000		$1,636,200
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	450,000		333,000
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,930,000		2,856,750
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000		347,800
Range Resources Corp., Senior Notes	4.875%	5/15/25	870,000		805,838
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	200,000		184,500
Rice Energy Inc., Senior Notes	6.250%	5/1/22	800,000		792,000
Rice Energy Inc., Senior Notes	7.250%	5/1/23	740,000		747,400
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000		1,038,400	(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	680,000		702,100
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	515,000		423,588
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,000,000		747,500
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000		2,317,794	(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,420,000		1,008,200	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	400,000		424,994	(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	2,090,000		1,692,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000		834,350	(b)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000		1,130,937	(b)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,630,110	(b)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	370,000		327,450
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,490,000		1,400,600
Total Oil, Gas & Consumable Fuels					64,744,362
Total Energy					69,298,467
Financials — 20.0%
Banks — 16.9%
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.280%	1/16/17	4,500,000	CNY	691,325	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	5/16/16	1,400,000		1,040,382	(e)(f)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,859,850	(a)(e)(f)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		1,834,984	(a)(e)(f)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	5,500,000		5,503,437	(e)(f)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	2,600,000		2,418,000	(e)(f)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	4,510,000		4,526,912	(e)(f)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	940,000		989,350	(e)(f)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,380,000		3,767,473
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,170,000		3,239,959

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000	$446,900
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	1,320,000	1,349,700	(b)(e)(f)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	690,000	681,375	(b)(e)(f)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	1,160,000	1,177,717	(b)
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000	665,163	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000	1,775,513
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,840,000	1,913,600
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	1,910,000	1,790,625	(e)(f)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000	1,685,600	(e)(f)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	12,960,000	12,553,056	(e)(f)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000	1,212,732
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,350,000	1,443,713
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000	1,984,729
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000	1,619,911
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	2,360,000	2,524,232
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000	463,679
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,990,000	2,348,807
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	1,750,000	1,947,461
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,030,000	1,063,475	(b)(e)(f)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	3,740,000	3,727,882	(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,600,000	1,514,000	(e)(f)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000	830,674	(e)(f)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,330,000	1,396,395
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,090,000	1,099,134
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	1,830,000	1,948,249
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000	188,230	(b)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	2,100,000	2,042,250	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.125%	4/30/24	820,000	841,648	(e)(f)
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	2,550,000	2,603,346	(b)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	520,000	520,975	(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000	1,464,772
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000	1,118,935
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000	409,128
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,890,000	11,638,134
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000	664,141	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,800,000	1,720,375	(b)
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	600,000	535,500	(b)(e)(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	3,870,000	3,611,941	(b)

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	610,000	$625,855	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/31/16	11,260,000	11,231,850	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	180,000	184,275	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	660,000	704,963	(e)(f)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000	2,399,421
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,870,000	1,915,503
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,960,000	3,157,006
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	520,000	539,013
Total Banks				123,153,255
Capital Markets — 2.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,700,000	3,750,527
Credit Suisse NY, Senior Notes	2.300%	5/28/19	500,000	506,180
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/31/16	1,758,000	1,266,815	(e)(f)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	5/31/16	1,135,000	817,529	(e)(f)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000	606,580
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	622,852
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,060,871
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	4,719,640
Total Capital Markets				14,350,994
Consumer Finance — 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000	287,400
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	1,027,200
Total Consumer Finance				1,314,600
Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000	344,655
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	260,000	265,850	(b)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.240%	12/21/65	740,000	606,800	(b)(e)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	700,800
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	47,991	(b)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	645,985	(b)
Total Diversified Financial Services				2,612,081
Insurance — 0.6%
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	330,000	347,681
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,060,000	1,168,669
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,872,701	(b)
Total Insurance				4,389,051

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Thrifts & Mortgage Finance — 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	230,000		$216,200	(b)
Total Financials					146,036,181
Health Care — 1.6%
Biotechnology — 0.3%
Celgene Corp., Senior Notes	5.000%	8/15/45	850,000		933,470
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,140,000		1,218,065
Total Biotechnology					2,151,535
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000		1,137,775	(b)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000		1,023,750	(b)
Medtronic Inc., Senior Notes	4.625%	3/15/45	360,000		410,679
Total Health Care Equipment & Supplies					2,572,204
Health Care Providers & Services — 0.5%
Centene Corp., Senior Notes	5.625%	2/15/21	290,000		305,225	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	180,000		189,900	(b)
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	250,000		254,430
HCA Inc., Senior Bonds	5.375%	2/1/25	220,000		224,950
HCA Inc., Senior Notes	5.875%	2/15/26	740,000		767,750
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	950,000		1,072,327
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,050,000		980,490
Total Health Care Providers & Services					3,795,072
Pharmaceuticals — 0.4%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	70,000		70,024
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	40,000		37,500	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,300,000		1,151,312	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,770,000		1,478,623	(b)
Total Pharmaceuticals					2,737,459
Total Health Care					11,256,270
Industrials — 1.1%
Aerospace & Defense — 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	180,000		152,100	(b)
Air Freight & Logistics — 0.3%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,930,000		1,879,434	(b)
Airlines — 0.3%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	434,184		443,410	(b)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	950,000	GBP	1,518,435	(a)
Total Airlines					1,961,845

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — 0.1%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000		$715,875
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000		415,638
Total Commercial Services & Supplies					1,131,513
Industrial Conglomerates — 0.2%
General Electric Co., Senior Notes	5.875%	1/14/38	870,000		1,147,022
Road & Rail — 0.2%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	820,000	GBP	1,503,129
Total Industrials					7,775,043
Information Technology — 1.3%
Internet Software & Services — 0.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	950,000		970,188	(b)(g)
IT Services — 0.6%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,420,000		809,400	(b)(d)
First Data Corp., Senior Notes	7.000%	12/1/23	800,000		822,000	(b)
Visa Inc., Senior Notes	4.300%	12/14/45	2,740,000		3,011,219
Total IT Services					4,642,619
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp., Senior Notes	4.900%	7/29/45	810,000		927,436
Micron Technology Inc., Senior Notes	5.250%	8/1/23	1,640,000		1,325,136	(b)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	640,000		518,400
QUALCOMM Inc., Senior Notes	3.450%	5/20/25	940,000		975,564
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	390,000		394,855
Total Semiconductors & Semiconductor Equipment					4,141,391
Total Information Technology					9,754,198
Materials — 1.5%
Chemicals — 0.1%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	670,000		666,650
Containers & Packaging — 0.3%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,512,531		1,557,907	(b)(g)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	680,000		680,000	(b)
Total Containers & Packaging					2,237,907
Metals & Mining — 1.1%
Alcoa Inc., Senior Notes	5.870%	2/23/22	780,000		795,600
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	2,440,000		2,530,890	(b)(e)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	510,000		536,163	(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	2,370,000		2,275,200
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,500,000		1,417,500	(b)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	280,000	$288,400	(b)(g)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	320,000	333,600	(b)(g)
Total Metals & Mining				8,177,353
Total Materials				11,081,910
Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.6%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,880,000	1,890,802
AT&T Inc., Senior Notes	4.750%	5/15/46	3,000,000	3,022,866
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000	399,626
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	650,000	410,719
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	360,000	262,800
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	502,800
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	240,000	250,860	(b)
Telefonica Emisiones SAU, Senior Notes	4.570%	4/27/23	700,000	770,245
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	1,590,000	2,057,980
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	1,280,000	1,404,834
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,953,000	3,895,116
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	4,228,000	4,342,334
Total Diversified Telecommunication Services				19,210,982
Wireless Telecommunication Services — 0.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,070,000	1,058,016	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000	571,050	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	72,800
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000	489,938
Total Wireless Telecommunication Services				2,191,804
Total Telecommunication Services				21,402,786
Utilities — 1.4%
Electric Utilities — 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	2,027,913	(b)
FirstEnergy Corp., Notes	7.375%	11/15/31	3,150,000	3,828,192
Total Electric Utilities				5,856,105
Independent Power and Renewable Electricity Producers — 0.6%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472	4,530,469
Total Utilities				10,386,574
Total Corporate Bonds & Notes (Cost — $338,122,864)				336,714,930
Asset-Backed Securities — 2.1%
Aegis Asset Backed Securities Trust, 2003-3 M2	2.914%	1/25/34	784,053	708,321	(e)

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.709%	8/25/36	760,000		$605,565	(e)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000		1,722,875	(b)(h)
EMC Mortgage Loan Trust, 2005-A M1	1.083%	5/25/43	390,000		318,692	(b)(e)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	776,000	EUR	879,673	(b)(h)
Nelnet Student Loan Trust, 2008-3 A4	2.279%	11/25/24	2,257,850		2,262,793	(e)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	0.929%	9/25/35	1,160,000		928,650	(e)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.789%	8/25/36	2,160,000		1,614,999	(e)
SLM Student Loan Trust, 2008-4 A4	2.288%	7/25/22	1,660,000		1,655,020	(e)
SLM Student Loan Trust, 2008-5 A4	2.338%	7/25/23	1,707,093		1,704,364	(e)
Wells Fargo Home Equity Trust, 2005-3 M7	1.589%	11/25/35	4,109,000		3,141,100	(e)
Total Asset-Backed Securities (Cost — $15,931,036)					15,542,052
Collateralized Mortgage Obligations — 4.6%
American Home Mortgage Assets, 2006-6 A1A	0.629%	12/25/46	806,374		506,509	(e)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.661%	5/25/35	926,601		119,943	(e)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.800%	4/10/49	1,060,000		1,020,897	(e)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.912%	12/15/19	1,000,000		940,971	(b)(e)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.390%	6/11/50	250,000		237,325	(e)
BLCP Hotel Trust, 2014-CLMZ M	6.161%	8/15/29	986,790		947,370	(b)(e)
Carefree Portfolio Trust, 2014-CMZA MZA	6.410%	11/15/19	1,000,000		997,562	(b)(e)
Carefree Portfolio Trust, 2014-CMZB MZB	8.155%	11/15/29	1,000,000		990,229	(b)(e)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.161%	5/25/37	4,499,714		859,186	(e)
Connecticut Avenue Securities, 2013-C01 M2	5.689%	10/25/23	1,140,000		1,213,621	(e)
Connecticut Avenue Securities, 2014-C01 M2	4.839%	1/25/24	400,000		407,674	(e)
Connecticut Avenue Securities, 2015-C03 2M2	5.439%	7/25/25	1,870,000		1,890,740	(b)(e)
Countrywide Alternative Loan Trust, 2005-J04 M2	1.079%	7/25/35	500,000		458,133	(e)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.244%	6/15/38	1,518,855		1,260,649	(e)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.888%	6/15/39	450,000		382,500	(e)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.633%	6/27/46	891,581		841,959	(b)(e)
Credit Suisse Mortgage Trust, 2015-8R 2A1	4.500%	6/27/36	2,953,033		2,999,840	(b)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	1,000,000		969,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	8.389%	5/25/25	1,614,909		1,592,704	(e)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.626%	5/25/18	11,199,874		393,720	(e)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	120,000		79,440	(e)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.619%	7/25/47	1,888,937		1,159,261	(e)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.164%	6/25/36	424,610	$293,458	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.147%	4/17/45	540,000	399,600	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,110,000	930,180
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	222,242	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	691,000	634,721	(e)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.448%	9/15/45	270,000	234,031	(e)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.311%	12/25/36	1,144,945	368,020	(e)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.791%	1/25/37	1,538,101	539,824	(e)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.251%	2/25/37	1,213,902	394,359	(e)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.231%	5/25/37	3,393,243	1,186,143	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	975,000	867,370	(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	260,000	225,516	(e)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,070,000	859,064
Morgan Stanley Re-remic Trust, 2015-R5 2B	0.658%	10/26/46	1,920,000	1,119,949	(b)(e)
Morgan Stanley Re-remic Trust, 2015-R6 1B	0.693%	7/26/45	2,338,777	922,222	(b)(e)
Nomura Resecuritization Trust, 2015-6R 3A5	0.623%	5/26/46	2,300,000	1,311,988	(b)(e)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.161%	6/25/36	1,626,449	317,749	(e)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	274,747	255,019
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.111%	2/25/36	2,813,935	603,014	(e)
Sequoia Mortgage Trust, 2004-3 M1	1.189%	5/20/34	281,268	258,819	(e)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.189%	10/25/24	460,000	470,846	(e)
Structured ARM Loan Trust, 2005-14 A1	0.749%	7/25/35	466,759	332,075	(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	221,095	(b)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	550,000	233,140	(b)(e)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	200,000	199,017	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.839%	6/25/35	225,812	166,114	(e)
Total Collateralized Mortgage Obligations (Cost — $35,267,225)				33,834,808
Mortgage-Backed Securities — 0.1%
FNMA — 0.1%
Federal National Mortgage Association (FNMA) (Cost — $941,203)	3.500%	6/13/46	900,000	941,485	(i)
Municipal Bonds — 0.7%
Alabama — 0.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	1,110,000	1,339,015

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
California — 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	710,000		$780,247
Illinois — 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	860,000		770,999
Michigan — 0.1%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		535,473
New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bonds	6.561%	12/15/40	820,000		906,838
New York — 0.1%
Port Authority of New York & New Jersey, Taxable	4.823%	6/1/45	840,000		884,839
Total Municipal Bonds (Cost — $5,097,506)					5,217,411
Non-U.S. Treasury Inflation Protected Securities — 1.0%
France — 1.0%
Republic of France, Bonds (Cost — $7,094,651)	1.800%	7/25/40	4,439,446	EUR	7,243,423	(a)
Senior Loans — 0.1%
Energy — 0.1%
Energy Equipment & Services — 0.0%
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	368,107		102,610	(j)(k)
Oil, Gas & Consumable Fuels — 0.1%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/19/16	543,515		538,079	(d)(j)(k)
Total Senior Loans (Cost — $810,664)					640,689
Sovereign Bonds — 24.2%
Argentina — 1.3%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		905,250	(b)
Republic of Argentina, Senior Notes	6.875%	4/22/21	2,370,000		2,441,100	(b)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,870,000		1,898,050	(b)
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,874,178		3,010,701
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,040,000		1,022,840	(b)
Total Argentina					9,277,941
Brazil — 2.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	23,349,000	BRL	6,271,144
Federative Republic of Brazil, Notes	10.000%	1/1/23	8,956,000	BRL	2,323,555
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		11,886,400
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	880,000		818,400
Total Brazil					21,299,499

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
China — 1.3%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	$313,972	(a)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,658,685	(a)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	1,356,697	(a)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,547,659	(a)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,487,774	(a)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	299,445	(a)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	785,771	(a)
Total China					9,450,003
Colombia — 1.0%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,556,000		7,707,120
Italy — 5.0%
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	16,655,000	EUR	27,622,702	(a)
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	6,770,000	EUR	8,778,820	(a)
Total Italy					36,401,522
Mexico — 6.7%
United Mexican States, Senior Bonds	7.750%	11/13/42	669,775,400	MXN	45,073,239
United Mexican States, Senior Notes	3.600%	1/30/25	1,390,000		1,412,588
United Mexican States, Senior Notes	4.600%	1/23/46	2,280,000		2,253,780
Total Mexico					48,739,607
Poland — 2.3%
Republic of Poland, Bonds	2.000%	4/25/21	1,530,000	PLN	396,117
Republic of Poland, Bonds	4.000%	10/25/23	32,890,000	PLN	9,325,131
Republic of Poland, Bonds	3.250%	7/25/25	22,880,000	PLN	6,151,905
Republic of Poland, Bonds	2.500%	7/25/26	3,150,000	PLN	783,280
Total Poland					16,656,433
Russia — 3.2%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,551,580,000	RUB	23,056,039
South Korea — 0.5%
Republic of Korea, Senior Bonds	3.500%	3/10/24	3,736,140,000	KRW	3,703,330
Total Sovereign Bonds (Cost — $184,734,780)					176,291,494
U.S. Government & Agency Obligations — 12.7%
U.S. Government Obligations — 12.7%
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		14,085,397
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		6,463,169
U.S. Treasury Bonds	3.000%	5/15/45	5,900,000		6,312,310
U.S. Treasury Bonds	3.000%	11/15/45	11,700,000		12,519,912
U.S. Treasury Bonds	2.500%	2/15/46	160,000		154,606
U.S. Treasury Notes	1.625%	4/30/23	27,610,000		27,655,308

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.625%	2/15/26	21,100,000	$20,734,041
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/44	1,441,000	672,123
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/44	8,250,000	3,778,492
Total U.S. Government & Agency Obligations (Cost — $90,260,003)				92,375,358
U.S. Treasury Inflation Protected Securities — 1.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	364,782	435,711
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	552,182	713,501
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,951,735	1,901,417
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	701,978	788,519
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,285,640	2,221,713
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	1,380,938	1,446,318
Total U.S. Treasury Inflation Protected Securities (Cost — $6,907,983)				7,507,179

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I (Cost — $419,817)	6.402%		16,050	402,374	(e)

		Expiration Date	Contracts/ Notional Amount†
Purchased Options — 0.2%
Australian Dollar Futures, Put @ $65.00		5/6/16	111	555
Canadian Dollar Futures, Put @ $71.00		6/3/16	569	2,845
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.26 Index, Put @ $93.00		5/18/16	34,910,000	2,509
Euro Bund Futures, Call @ $167.50		5/26/16	253	2,897
Euro Bund Futures, Call @ $169.00		5/26/16	1,070	12,252
Euro Currency Futures, Call @ $1.24		5/6/16	48	300
Euro Currency Futures, Call @ $1.24		6/3/16	107	4,013
Euro Currency Futures, Call @ $1.24		6/3/16	3	131
Euro Currency Futures, Call @ $1.25		5/6/16	181	1,131
Euro Currency Futures, Call @ $1.25		5/6/16	61	381
Euro Currency Futures, Call @ $1.25		6/3/16	200	6,250
Euro Currency Futures, Call @ $1.26		5/6/16	219	1,369
Euro Currency Futures, Call @ $1.26		5/6/16	19	119
Euro Currency Futures, Put @ $1.11		5/6/16	37	463
Euro Currency Futures, Put @ $1.13		5/6/16	28	2,800
Eurodollar Futures, Call @ $99.75		6/13/16	214	1,338

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Security		Expiration Date	Contracts/ Notional Amount†	Value
Purchased Options — continued
Japanese Yen Futures, Call @ $105.00		6/3/16	710	$35,500
Japanese Yen Futures, Call @ $105.50		5/6/16	737	4,606
Japanese Yen Futures, Put @ $88.00		5/6/16	93	1,163
Japanese Yen Futures, Put @ $91.00		6/3/16	12	5,250
Japanese Yen Futures, Put @ $92.00		6/3/16	13	9,913
Japanese Yen Futures, Put @ $93.00		6/3/16	34	42,075
U.S. Dollar/Brazilian Real, Put @ 3.75BRL		6/9/16	3,410,000	264,200
U.S. Dollar/Euro, Call @ $1.14		6/29/16	28,307,000	325,955
U.S. Dollar/Japanese Yen, Call @ 115.50JPY		5/24/16	21,110,000	1,984
U.S. Treasury 2-Year Notes Futures, Put @ $107.50		5/20/16	361	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $116.50		5/20/16	8,741	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $118.70		5/20/16	479	7,664
U.S. Treasury 10-Year Notes Futures, Call @ $135.50		5/20/16	255	3,984
U.S. Treasury 10-Year Notes Futures, Call @ $136.00		5/20/16	4,179	65,297
U.S. Treasury 10-Year Notes Futures, Call @ $136.20		5/20/16	231	3,696
U.S. Treasury 10-Year Notes Futures, Call @ $136.50		5/20/16	70	1,120
U.S. Treasury 10-Year Notes Futures, Call @ $137.00		5/20/16	685	0	(l)
U.S. Treasury 10-Year Notes Futures, Call @ $140.00		6/24/16	667	20,677
U.S. Treasury 10-Year Notes Futures, Put @ $129.50		5/20/16	112	38,500
U.S. Treasury 10-Year Notes Futures, Put @ $130.00		5/20/16	60	32,812
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		5/20/16	50	113,281
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00		5/20/16	48	81,750
U.S. Treasury Long-Term Bonds Futures, Put @ $147.00		5/20/16	1,364	0	(l)
U.S. Treasury Long-Term Bonds Futures, Put @ $153.50		5/20/16	302	9,362
U.S. Treasury Long-Term Bonds Futures, Put @ $154.00		5/20/16	170	5,270
U.S. Treasury Long-Term Bonds Futures, Put @ $163.00		5/20/16	72	100,125
Total Purchased Options (Cost — $1,835,728)				1,213,537
Total Investments before Short-Term Investments (Cost — $687,423,460)				677,924,740

	Rate		Shares
Short-Term Investments — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $16,282,211)	0.225%		16,282,211	16,282,211
Total Investments — 95.2% (Cost — $703,705,671#)				694,206,951
Other Assets in Excess of Liabilities — 4.8%				34,900,775
Total Net Assets — 100.0%				$729,107,726

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of April 30, 2016.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	This security is traded on a to-be-announced (“TBA”) basis. At April 30, 2016, the Fund held TBA securities with a total cost of $941,203 (See Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IO	— Interest Only
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Macro Opportunities Fund

Schedule of Written Options
Security	Expiration Date	Strike Price		Contracts/ Notional Amount	Value
Australian Dollar Futures, Call	6/3/16	$78.00		19	$7,980
Australian Dollar Futures, Call	6/3/16	77.00		30	21,600
Canadian Dollar Futures, Call	5/6/16	78.00		40	72,000
Canadian Dollar Futures, Call	5/6/16	77.00		40	110,400
Canadian Dollar Futures, Call	6/3/16	80.00		59	52,510
Canadian Dollar Futures, Call	6/3/16	78.00		49	104,860
Euro Bund Futures, Call	5/26/16	164.00		77	14,989
Euro Currency Futures, Call	5/6/16	1.13		29	62,713
Euro Currency Futures, Put	5/6/16	1.07		29	181
Euro Currency Futures, Put	5/6/16	1.10		33	206
Euro Currency Futures, Put	5/6/16	1.12		30	562
Euro Currency Futures, Put	5/6/16	1.08		102	637
Euro Currency Futures, Put	5/6/16	1.09		175	1,094
Euro Currency Futures, Put	6/3/16	1.11		74	19,425
Euro Currency Futures, Put	6/3/16	1.13		30	22,500
Eurodollar Futures, Call	6/13/16	99.25		57	12,113
Eurodollar Futures, Call	6/13/16	99.00		83	67,438
Japanese Yen Futures, Put	5/6/16	87.00		8	50
Japanese Yen Futures, Put	5/6/16	85.00		145	906
U.S. Dollar/Brazilian Real, Call	6/9/16	3.85	BRL	3,410,000	9,565
U.S. Treasury 5-Year Notes Futures, Call	5/20/16	121.00		389	115,484
U.S. Treasury 5-Year Notes Futures, Put	5/20/16	120.00		288	20,250
U.S. Treasury 5-Year Notes Futures, Put	5/20/16	120.50		141	24,234
U.S. Treasury 5-Year Notes Futures, Put	6/24/16	120.00		240	90,000
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	132.00		431	47,141
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	130.50		246	96,094
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	130.00		198	120,656
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	131.00		628	157,000
U.S. Treasury 10-Year Notes Futures, Call	6/24/16	131.50		101	48,922
U.S. Treasury 10-Year Notes Futures, Call	6/24/16	132.00		240	90,000
U.S. Treasury 10-Year Notes Futures, Call	6/24/16	130.50		287	228,703
U.S. Treasury 10-Year Notes Futures, Put	5/20/16	128.00		73	4,563
U.S. Treasury 10-Year Notes Futures, Put	5/20/16	128.50		102	11,156
U.S. Treasury 10-Year Notes Futures, Put	5/20/16	129.00		245	49,766
U.S. Treasury 10-Year Notes Futures, Put	6/24/16	127.00		96	19,500
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	171.00		15	2,109
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	165.00		143	127,359

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Western Asset Macro Opportunities Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts/ Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	$167.00	361	$163,578
U.S. Treasury Long-Term Bonds Futures, Call	6/24/16	164.00	72	129,375
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	161.00	29	18,578
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	158.00	144	22,500
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	165.00	15	38,672
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	160.00	166	67,438
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	162.00	129	122,953
U.S. Treasury Long-Term Bonds Futures, Put	6/24/16	158.00	72	77,625
Total Written Options (Premiums received — $3,550,418)				$2,475,385

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments, at value (Cost — $703,705,671)	$694,206,951
Foreign currency, at value (Cost — $11,682,145)	11,220,805
Cash	684,960
Receivable for securities sold	38,259,504
Foreign currency collateral for open futures contracts, at value (Cost — $10,649,929)	11,192,291
Interest receivable	9,300,229
Deposits with brokers for centrally cleared swap contracts	7,051,819
Deposits with brokers for open futures contracts	6,451,027
Unrealized appreciation on forward foreign currency contracts	3,682,861
Receivable for Fund shares sold	3,078,540
Deposits with brokers for written options	1,806,764
Receivable from broker — variation margin on open futures contracts	1,753,696
Foreign currency collateral for open swap contracts, at value (Cost — $782,607)	794,412
Deposits with brokers for purchased options	453,475
Deposits with brokers for OTC swap contracts	300,000
Receivable from broker — variation margin on centrally cleared swaps	42,246
Receivable for open OTC swap contracts	1,227
Principal paydown receivable	42
Prepaid expenses	58,951
Total Assets	790,339,800

Liabilities:
Payable for securities purchased	50,954,828
Unrealized depreciation on forward foreign currency contracts	5,650,981
Written options, at value (premiums received — $3,550,418)	2,475,385
Payable for Fund shares repurchased	1,108,900
Investment management fee payable	671,680
OTC swaps, at value (premiums received — $62,049)	126,827
Service and/or distribution fees payable	38,986
Directors’ fees payable	1,936
Accrued expenses	202,551
Total Liabilities	61,232,074
Total Net Assets	$729,107,726

Net Assets:
Par value (Note 7)	$69,284
Paid-in capital in excess of par value	761,364,492
Undistributed net investment income	6,027,843
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(13,315,612)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(25,038,281)
Total Net Assets	$729,107,726

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Net Assets:
Class A	$52,957,638
Class C	$28,727,942
Class FI	$25,237,071
Class I	$470,268,989
Class IS	$151,916,086

Shares Outstanding:
Class A	5,032,350
Class C	2,757,532
Class FI	2,397,971
Class I	44,685,145
Class IS	14,410,900

Net Asset Value:
Class A (and redemption price)	$10.52
Class C*	$10.42
Class FI (and redemption price)	$10.52
Class I (and redemption price)	$10.52
Class IS (and redemption price)	$10.54
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.99

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended April 30, 2016

Investment Income:
Interest	$18,550,796
Dividends	17,162
Less: Foreign taxes withheld	(8,529)
Total Investment Income	18,559,429

Expenses:
Investment management fee (Note 2)	4,116,906
Transfer agent fees (Note 5)	265,195
Service and/or distribution fees (Notes 2 and 5)	261,007
Fees recaptured by investment manager (Note 2)	165,631
Registration fees	49,910
Custody fees	41,103
Fund accounting fees	35,734
Audit and tax fees	28,533
Shareholder reports	17,707
Commodity pool reports	16,162
Legal fees	13,419
Directors’ fees	12,700
Insurance	5,278
Commitment fees (Note 8)	3,794
Miscellaneous expenses	9,428
Total Expenses	5,042,507
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(9,863)
Net Expenses	5,032,644
Net Investment Income	13,526,785

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(20,659,295)
Futures contracts	(3,612,272)
Written options	22,649,461
Swap contracts	(5,487,214)
Foreign currency transactions	(176,174)
Net Realized Loss	(7,285,494)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	24,988,661
Futures contracts	338,156
Written options	547,449
Swap contracts	(9,569,977)
Foreign currencies	(1,447,222)
Change in Net Unrealized Appreciation (Depreciation)	14,857,067
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	7,571,573
Increase in Net Assets From Operations	$21,098,358

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2016 (unaudited) and the Year Ended October 31, 2015	2016	2015

Operations:
Net investment income	$13,526,785	$17,735,942
Net realized gain (loss)	(7,285,494)	25,237,381
Change in net unrealized appreciation (depreciation)	14,857,067	(38,515,873)
Increase in Net Assets From Operations	21,098,358	4,457,450

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(21,000,023)	(9,500,023)
Net realized gains	(28,752,957)	(6,458,522)
Decrease in Net Assets From Distributions to Shareholders	(49,752,980)	(15,958,545)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	246,717,515	647,899,929
Reinvestment of distributions	38,580,382	13,046,098
Cost of shares repurchased	(303,662,448)	(224,779,330)
Increase (Decrease) in Net Assets From Fund Share Transactions	(18,364,551)	436,166,697
Increase (Decrease) in Net Assets	(47,019,173)	424,665,602

Net Assets:
Beginning of period	776,126,899	351,461,297
End of period*	$729,107,726	$776,126,899
*Includesundistributed net investment income of:	$6,027,843	$13,501,081

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	27

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013[3]

Net asset value, beginning of period	$10.89	$11.25	$10.46	$10.00

Income (loss) from operations:
Net investment income	0.18	0.32	0.34	0.01
Net realized and unrealized gain (loss)	0.15	(0.25)	0.74	0.45
Total income from operations	0.33	0.07	1.08	0.46

Less distributions from:
Net investment income	(0.28)	(0.25)	(0.09)	—
Net realized gains	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.70)	(0.43)	(0.29)	—

Net asset value, end of period	$10.52	$10.89	$11.25	$10.46
Total return[4]	3.25%	0.71%	10.61%	4.60%

Net assets, end of period (000s)	$52,958	$67,884	$54,624	$12

Ratios to average net assets:
Gross expenses	1.65%[5,6]	1.65%[6]	1.68%[6]	4.96%[5]
Net expenses[7]	1.65 [5,6]	1.65 [6,8]	1.32 [6,8]	1.65 [5,8]
Net investment income	3.51 [5]	2.96	3.13	0.51 [5]

Portfolio turnover rate	186%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 187% for the six months ended April 30, 2016 and 117% for the year ended October 31, 2015.

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013[3]

Net asset value, beginning of period	$10.76	$11.17	$10.45	$10.00

Income (loss) from operations:
Net investment income (loss)	0.14	0.24	0.25	(0.00)	[4]
Net realized and unrealized gain (loss)	0.16	(0.25)	0.74	0.45
Total income (loss) from operations	0.30	(0.01)	0.99	0.45

Less distributions from:
Net investment income	(0.22)	(0.22)	(0.07)	—
Net realized gains	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.64)	(0.40)	(0.27)	—

Net asset value, end of period	$10.42	$10.76	$11.17	$10.45
Total return[5]	2.88%	(0.01)%	9.71%	4.50%

Net assets, end of period (000s)	$28,728	$30,637	$14,511	$28

Ratios to average net assets:
Gross expenses	2.32%[6,7]	2.36%[7]	2.43%[7]	4.94%[6]
Net expenses[8]	2.32 [6,7]	2.36 [7,9]	2.19 [7,9]	2.40	[6,9]
Net investment income (loss)	2.87 [6]	2.25	2.30	(0.07)	[6]

Portfolio turnover rate	186%[10]	105%[10]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 187% for the six months ended April 30, 2016 and 117% for the year ended October 31, 2015.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014	2013[3]

Net asset value, beginning of period	$10.87	$11.22	$10.46	$10.00

Income (loss) from operations:
Net investment income	0.18	0.32	0.33	0.01
Net realized and unrealized gain (loss)	0.14	(0.25)	0.73	0.45
Total income from operations	0.32	0.07	1.06	0.46

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.10)	—
Net realized gains	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.67)	(0.42)	(0.30)	—

Net asset value, end of period	$10.52	$10.87	$11.22	$10.46
Total return[4]	3.23%	0.67%	10.51%	4.60%

Net assets, end of period (000s)	$25,237	$60,375	$53,027	$10

Ratios to average net assets:
Gross expenses	1.70%[5,6]	1.66%[6]	1.85%[6]	5.01%[5]
Net expenses[7,8]	1.65 [5,6]	1.65 [6]	1.40 [6]	1.65 [5]
Net investment income	3.44 [5]	2.95	3.03	0.47 [5]

Portfolio turnover rate	186%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 187% for the six months ended April 30, 2016 and 117% for the year ended October 31, 2015.

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013[3]

Net asset value, beginning of period	$10.91	$11.25	$10.47	$10.00

Income (loss) from operations:
Net investment income	0.19	0.36	0.33	0.01
Net realized and unrealized gain (loss)	0.15	(0.26)	0.75	0.46
Total income from operations	0.34	0.10	1.08	0.47

Less distributions from:
Net investment income	(0.31)	(0.26)	(0.10)	—
Net realized gains	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.73)	(0.44)	(0.30)	—

Net asset value, end of period	$10.52	$10.91	$11.25	$10.47
Total return[4]	3.41%	1.00%	10.72%	4.60%

Net assets, end of period (000s)	$470,269	$512,684	$180,298	$24,394

Ratios to average net assets:
Gross expenses	1.35%[5,6]	1.35%[6]	1.58%[6]	4.50%[5]
Net expenses[7]	1.35 [5,6]	1.35 [6,8]	1.30 [6,8]	1.32 [5,8]
Net investment income	3.82 [5]	3.28	3.08	0.82 [5]

Portfolio turnover rate	186%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 187% for the six months ended April 30, 2016 and 117% for the year ended October 31, 2015.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013[3]

Net asset value, beginning of period	$10.93	$11.25	$10.47	$10.00

Income (loss) from operations:
Net investment income	0.20	0.37	0.38	0.01
Net realized and unrealized gain (loss)	0.15	(0.25)	0.70	0.46
Total income from operations	0.35	0.12	1.08	0.47

Less distributions from:
Net investment income	(0.32)	(0.26)	(0.10)	—
Net realized gains	(0.42)	(0.18)	(0.20)	—
Total distributions	(0.74)	(0.44)	(0.30)	—

Net asset value, end of period	$10.54	$10.93	$11.25	$10.47
Total return[4]	3.49%	1.19%	10.62%	4.70%

Net assets, end of period (000s)	$151,916	$104,546	$49,001	$10

Ratios to average net assets:
Gross expenses	1.23%[5,6]	1.25%[6]	1.30%[6]	4.68%[5]
Net expenses[7]	1.23 [5,6]	1.25 [6]	1.04 [6,8]	1.25 [5,8]
Net investment income	4.05 [5]	3.36	3.43	0.88 [5]

Portfolio turnover rate	186%[9]	105%[9]	122%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	For the period August 30, 2013 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than, interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 187% for the six months ended April 30, 2016 and 117% for the year ended October 31, 2015.

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

34	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$336,714,930	—	$336,714,930
Asset-backed securities	—	12,939,504	$2,602,548	15,542,052
Collateralized mortgage obligations	—	33,834,808	—	33,834,808
Mortgage-backed securities	—	941,485	—	941,485
Municipal bonds	—	5,217,411	—	5,217,411
Non-U.S. Treasury inflation protected securities	—	7,243,423	—	7,243,423
Senior loans	—	102,610	538,079	640,689
Sovereign bonds	—	176,291,494	—	176,291,494
U.S. Government & agency obligations	—	92,375,358	—	92,375,358
U.S. Treasury inflation protected securities	—	7,507,179	—	7,507,179
Preferred stocks	$402,374	—	—	402,374
Purchased options	603,740	609,797	—	1,213,537
Total long-term investments	$1,006,114	$673,777,999	$3,140,627	$677,924,740
Short-term investments†	16,282,211	—	—	16,282,211
Total investments	$17,288,325	$673,777,999	$3,140,627	$694,206,951
Other financial instruments:
Futures contracts	7,804,766	—	—	7,804,766
Forward foreign currency contracts	—	3,682,861	—	3,682,861
Centrally cleared credit default swaps on credit indices — sell protection	—	1,161,531	—	1,161,531
Total other financial instruments	$7,804,766	$4,844,392	—	$12,649,158
Total	$25,093,091	$678,622,391	$3,140,627	$706,856,109

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$2,465,820	$9,565	—	$2,475,385
Futures contracts	7,851,791	—	—	7,851,791
Forward foreign currency contracts	—	5,650,981	—	5,650,981
Centrally cleared credit default swaps on corporate issues — sell protection	—	91,690	—	91,690
Centrally cleared credit default swaps on credit indices — sell protection	—	120,033	—	120,033

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Centrally cleared interest rate swaps	—	$15,848,039	—	$15,848,039
OTC credit default swaps on sovereign issues — sell protection‡	—	37,225	—	37,225
OTC interest rate swaps‡	—	89,602	—	89,602
Total	$10,317,611	$21,847,135	—	$32,164,746

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

36	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(i) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by

38	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(l) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(m) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(n) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are

40	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2016, the total notional value of all credit default swaps to sell protection was $105,733,000 and EUR 19,786,610. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers

42	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2016, the Fund held written options, forward foreign currency contracts, OTC credit default swaps and OTC interest rate swaps with credit related contingent features which had a liability position of $8,253,193. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2016, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,106,764, which could be used to reduce the required payment.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded

44	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(s) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd. (“Western

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Directors’ consent.

During the six months ended April 30, 2016, fees waived and/or expenses reimbursed amounted to $9,863.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class FI
Expires October 31, 2016	$25,794	$100,151
Expires October 31, 2017	1,759	6,068
Expires October 31, 2018	—	9,863
Total fee waivers/expense reimbursements subject to recapture	$27,553	$116,082

For the six months ended April 30, 2016, LMPFA recaptured $20,970, $525, $1,512, $141,390 and $1,234 for Class A, Class C, Class FI, Class I and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

46	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2016, LMIS and its affiliates retained sales charges of $4,603 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$12,358	$6,384

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$174,112,778	$1,091,487,288
Sales	160,627,845	1,163,599,156

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,897,308
Gross unrealized depreciation	(28,396,028)
Net unrealized depreciation	$(9,498,720)

At April 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	225	6/16	$55,787,044	$55,870,313	$83,269
90-Day Eurodollar	472	3/17	116,570,897	116,914,400	343,503
90-Day Eurodollar	185	6/17	45,574,814	45,796,750	221,936
Australian Dollar	118	6/16	8,779,404	8,952,660	173,256
British Pound	15	6/16	1,337,768	1,369,969	32,201
Canadian Dollar	561	6/16	42,291,130	44,734,140	2,443,010
Euro BTP	243	6/16	38,626,731	38,384,208	(242,523)
Euro-Bobl	261	6/16	39,214,393	39,105,590	(108,803)
U.S. Treasury 2-Year Notes	354	6/16	77,438,651	77,393,250	(45,401)
U.S. Treasury 5-Year Notes	8,772	6/16	1,059,903,439	1,060,658,161	754,722
U.S. Treasury Long-Term Bonds	1,073	6/16	174,677,845	175,234,313	556,468
					4,211,638

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	755	12/16	$186,626,946	$187,117,313	$(490,367)
Euro	307	6/16	42,843,271	43,996,938	(1,153,667)
Euro Buxl 30-Year Bonds	329	6/16	63,297,879	61,586,444	1,711,435
Euro-Bund	1,225	6/16	228,293,255	227,066,930	1,226,325
Japanese 10-Year Bonds	113	6/16	160,513,530	160,886,936	(373,406)
Japanese Yen	860	6/16	95,847,789	100,813,500	(4,965,711)
U.S. Treasury 10-Year Notes	3,764	6/16	489,083,337	489,555,250	(471,913)
United Kingdom Long Gilt Bonds	93	6/16	16,510,730	16,252,089	258,641
					(4,258,663)
Net unrealized depreciation on open futures contracts					$(47,025)

During the six months ended April 30, 2016, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of October 31, 2015	21,853,305	$4,015,398
Options written	77,652,674	27,034,400
Options closed	(25,189,240)	(12,766,940)
Options exercised	—	—
Options expired	(70,900,779)	(14,732,440)
Written options, outstanding as of April 30, 2016	3,415,960	$3,550,418

At April 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,500,000	USD	1,667,117	Bank of America N.A.	5/13/16	$50,952
EUR	6,200,000	USD	6,807,352	Bank of America N.A.	5/13/16	293,998
JPY	100,000,000	USD	881,925	Bank of America N.A.	5/13/16	58,055
PLN	3,220,604	USD	814,175	Bank of America N.A.	5/13/16	29,407
USD	24,595,521	CNY	164,637,500	Bank of America N.A.	5/13/16	(783,140)
USD	3,503,932	CNY	22,843,884	Bank of America N.A.	5/13/16	(17,424)
USD	19,736,313	EUR	17,436,908	Bank of America N.A.	5/13/16	(235,557)
USD	8,050,096	EUR	7,350,780	Bank of America N.A.	5/13/16	(369,333)
USD	8,464,125	EUR	7,500,000	Bank of America N.A.	5/13/16	(126,218)
USD	2,894,008	GBP	2,000,000	Bank of America N.A.	5/13/16	(28,366)
USD	7,355,479	JPY	840,547,418	Bank of America N.A.	5/13/16	(545,501)
USD	175,844	JPY	20,000,000	Bank of America N.A.	5/13/16	(12,152)
USD	179,438	JPY	20,000,000	Bank of America N.A.	5/13/16	(8,558)
USD	176,268	JPY	20,000,000	Bank of America N.A.	5/13/16	(11,728)
USD	5,290,604	NOK	45,350,000	Bank of America N.A.	5/13/16	(341,423)
AUD	1,183,850	USD	874,492	Citibank, N.A.	5/13/16	25,277

48	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000,000	USD	1,089,502	Citibank, N.A.	5/13/16	$55,877
EUR	2,000,000	USD	2,245,180	Citibank, N.A.	5/13/16	45,578
EUR	2,000,000	USD	2,261,098	Citibank, N.A.	5/13/16	29,660
JPY	276,988,635	USD	2,421,653	Citibank, N.A.	5/13/16	181,986
NOK	45,350,000	USD	5,275,572	Citibank, N.A.	5/13/16	356,456
USD	823,693	AUD	1,183,850	Citibank, N.A.	5/13/16	(76,075)
USD	21,823,547	EUR	19,313,386	Citibank, N.A.	5/13/16	(297,602)
USD	2,818,400	EUR	2,500,000	Citibank, N.A.	5/13/16	(45,048)
USD	1,683,128	EUR	1,500,000	Citibank, N.A.	5/13/16	(34,941)
USD	1,665,023	EUR	1,500,000	Citibank, N.A.	5/13/16	(53,046)
USD	550,291	EUR	500,000	Citibank, N.A.	5/13/16	(22,399)
USD	1,656,237	EUR	1,500,000	Citibank, N.A.	5/13/16	(61,832)
USD	1,699,008	EUR	1,500,000	Citibank, N.A.	5/13/16	(19,061)
USD	1,137,612	EUR	1,000,000	Citibank, N.A.	5/13/16	(7,767)
USD	567,774	EUR	500,000	Citibank, N.A.	5/13/16	(4,916)
USD	1,139,335	EUR	1,000,000	Citibank, N.A.	5/13/16	(6,044)
USD	797,346	EUR	700,000	Citibank, N.A.	5/13/16	(4,420)
USD	567,205	EUR	500,000	Citibank, N.A.	5/13/16	(5,485)
USD	897,586	JPY	100,000,000	Citibank, N.A.	5/13/16	(42,395)
USD	179,336	JPY	20,000,000	Citibank, N.A.	5/13/16	(8,660)
USD	354,634	JPY	40,000,000	Citibank, N.A.	5/13/16	(21,359)
USD	267,631	JPY	30,000,000	Citibank, N.A.	5/13/16	(14,363)
USD	361,001	JPY	40,000,000	Citibank, N.A.	5/13/16	(14,991)
CAD	7,230,000	USD	5,199,038	Royal Bank of Canada	5/13/16	563,266
BRL	52,147,114	USD	14,753,746	Bank of America N.A.	7/14/16	68,166
IDR	95,258,018,000	USD	7,151,503	Bank of America N.A.	7/14/16	(12,650)
MXN	127,380,000	USD	7,080,600	Bank of America N.A.	7/14/16	271,845
USD	1,931,459	CNY	12,540,000	Bank of America N.A.	7/14/16	2,728
USD	814,481	EUR	714,000	Bank of America N.A.	7/14/16	(4,903)
USD	9,241,474	GBP	6,529,047	Bank of America N.A.	7/14/16	(300,551)
USD	579,665	JPY	63,903,169	Bank of America N.A.	7/14/16	(22,146)
USD	3,861,471	KRW	4,407,097,086	Bank of America N.A.	7/14/16	(2,078)
USD	11,385,947	MXN	200,540,693	Bank of America N.A.	7/14/16	(189,374)
USD	319,367	PLN	1,199,094	Bank of America N.A.	7/14/16	5,626
EUR	7,556,000	USD	8,606,473	Barclays Bank PLC	7/14/16	64,768
JPY	2,248,786,000	USD	20,399,557	Barclays Bank PLC	7/14/16	778,503
USD	22,006,538	BRL	81,377,975	Barclays Bank PLC	7/14/16	(1,123,739)
USD	11,690,918	CNY	76,031,884	Barclays Bank PLC	7/14/16	(3,268)
USD	3,692,986	MXN	66,796,889	Barclays Bank PLC	7/14/16	(162,568)
USD	25,589	MXN	443,000	Barclays Bank PLC	7/14/16	19
USD	12,254,343	PLN	46,035,399	Barclays Bank PLC	7/14/16	209,270
USD	34,945	PLN	134,000	Barclays Bank PLC	7/14/16	(116)

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,044,268	SGD	9,572,357	Barclays Bank PLC	7/14/16	$(63,209)
USD	2,469,909	ZAR	37,765,773	Barclays Bank PLC	7/14/16	(145,626)
COP	8,841,026,442	USD	2,914,464	Citibank, N.A.	7/14/16	154,925
INR	2,361,079,625	USD	35,195,344	Citibank, N.A.	7/14/16	(73,071)
PLN	28,884,000	USD	7,434,940	Citibank, N.A.	7/14/16	122,502
RUB	223,450,308	USD	3,247,352	Citibank, N.A.	7/14/16	138,533
SGD	350,000	USD	257,751	Citibank, N.A.	7/14/16	2,124
USD	3,266,847	CAD	4,265,000	Citibank, N.A.	7/14/16	(132,399)
USD	4,743,675	CNY	30,931,135	Citibank, N.A.	7/14/16	(13,729)
USD	2,967,265	COP	8,841,026,000	Citibank, N.A.	7/14/16	(102,123)
USD	17,937,643	EUR	15,700,000	Citibank, N.A.	7/14/16	(79,627)
USD	3,122,262	PLN	11,622,932	Citibank, N.A.	7/14/16	81,144
ZAR	37,764,970	USD	2,523,283	Citibank, N.A.	7/14/16	92,196
Total						$(1,968,120)

Abbreviations used in this table:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

At April 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount*,2		Termination Date	Implied Credit Spread at April 30, 2016[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
InterContinental Exchange (Norske Skogindustrier, 7.000%, due 6/26/17)	113,305	EUR	12/20/19	40.67%	Specified amount upon credit event notice	$(92,325)	$(635)	$(91,690)

50	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount*,2		Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	34,910,000		6/20/21	5.000% quarterly	$1,021,118	$999,079	$22,039
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	70,410,000		12/20/20	1.000% quarterly	567,312	(435,413)	1,002,725
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	8,273,305	EUR	12/20/19	5.000% quarterly	637,078	757,111	(120,033)
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	11,400,000	EUR	12/20/20	5.000% quarterly	894,692	757,925	136,767
Total					$3,120,200	$2,078,702	$1,041,498

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	249,840,000		7/27/16	0.550%**	FEDL01**	—	$(44,629)
Chicago Mercantile Exchange	126,690,000		2/26/18	3-Month LIBOR	0.771% semi-annually	—	(279,008)
Chicago Mercantile Exchange	27,200,000		8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	(819,392)
Chicago Mercantile Exchange	351,689,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	$(136,955)	(10,298,586)
Chicago Mercantile Exchange	1,384,780,000	JPY	7/22/24	0.678% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	(649,676)
Chicago Mercantile Exchange	8,316,000		2/15/41	2.720% semi-annually	3-Month LIBOR quarterly	(13,635)	(878,556)
Chicago Mercantile Exchange	33,600,000		11/4/45	2.591% semi-annually	3-Month LIBOR quarterly	—	(2,822,142)
Chicago Mercantile Exchange	536,800,000	JPY	5/9/46	0.641% semi-annually	6-Month Japanese BBA LIBOR semi-annually	—	(56,050)
Total						$(150,590)	$(15,848,039)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2016[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank AG (Federative Republic of Brazil, 4.250%, due 1/7/25)	$413,000	12/20/20	3.10%	1.000% quarterly	$(37,225)	$(62,049)	$24,824

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487	%**	—	$(89,602)

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

**	One time payment received at maturity.

Abbreviations used in this table:
BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$500,025	$711,003	$2,509	$1,213,537
Futures contracts[3]	5,156,299	2,648,467	—	7,804,766
Centrally cleared swap contracts[4]	—	—	1,161,531	1,161,531
Forward foreign currency contracts	—	3,682,861	—	3,682,861
Total	$5,656,324	$7,042,331	$1,164,040	$13,862,695

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$1,988,196	$487,189	—	$2,475,385
Futures contracts[3]	1,732,413	6,119,378	—	7,851,791
OTC swap contracts[5]	89,602	—	$37,225	126,827
Centrally cleared swap contracts[4]	15,848,039	—	211,723	16,059,762
Forward foreign currency contracts	—	5,650,981	—	5,650,981
Total	$19,658,250	$12,257,548	$248,948	$32,164,746

52	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(6,626,717)	$(936,192)	$(740,999)	$(8,303,908)
Written options	16,054,340	6,492,525	102,596	22,649,461
Futures contracts	321,036	(3,933,308)	—	(3,612,272)
Swap contracts	(5,233,837)	—	(253,377)	(5,487,214)
Forward foreign currency contracts[2]	—	(188,838)	—	(188,838)
Total	$4,514,822	$1,434,187	$(891,780)	$5,057,229

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(749,306)	$(478,837)	$(120,424)	$(1,348,567)
Written options	270,960	378,632	(102,143)	547,449
Futures contracts	5,626,430	(5,288,274)	—	338,156
Swap contracts	(9,760,463)	—	190,486	(9,569,977)
Forward foreign currency contracts[2]	—	(2,177,734)	—	(2,177,734)
Total	$(4,612,379)	$(7,566,213)	$(32,081)	$(12,210,673)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,832,166
Written options	4,657,160
Futures contracts (to buy)	1,246,350,652
Futures contracts (to sell)	1,396,139,089
Forward foreign currency contracts (to buy)	167,893,964
Forward foreign currency contracts (to sell)	295,420,731

Average Notional Balance
Interest rate swap contracts	$1,185,046,045
Credit default swap contracts (to buy protection)†	7,597,143
Credit default swap contracts (to sell protection)	109,298,352

†	At April 30, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$1,213,537	—	$1,213,537
Futures contracts[3]	1,753,696	—	1,753,696
Centrally cleared swap contracts[3]	42,246	—	42,246
Forward foreign currency contracts	3,682,861	—	3,682,861
Total	$6,692,340	—	$6,692,340

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$2,475,385	$(1,806,764)	$668,621
OTC swap contracts	126,827	(126,827)	—
Forward foreign currency contracts	5,650,981	—	5,650,981
Total	$8,253,193	$(1,933,591)	$6,319,602

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

54	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$71,138	$32,077
Class C	144,079	13,972
Class FI	45,790	43,939
Class I	—	174,968
Class IS	—	239
Total	$261,007	$265,195

For the six months ended April 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class FI	$9,863
Class I	—
Class IS	—
Total	$9,863

6. Distributions to shareholders by class

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Net Investment Income:
Class A	$1,658,035	$1,529,231
Class C	612,252	367,557
Class FI	991,514	1,238,255
Class I	14,892,387	5,272,522
Class IS	2,845,835	1,092,458
Total	$21,000,023	$9,500,023

Net Realized Gains:
Class A	$2,485,353	$1,096,703
Class C	1,171,670	279,696
Class FI	1,615,924	904,202
Class I	19,791,109	3,391,352
Class IS	3,688,901	786,569
Total	$28,752,957	$6,458,522

Western Asset Macro Opportunities Fund 2016 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At April 30, 2016, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,115,685	$11,415,775	4,909,038	$53,810,895
Shares issued on reinvestment	284,778	2,864,869	167,504	1,798,339
Shares repurchased	(2,602,195)	(26,229,516)	(3,698,188)	(39,879,075)
Net increase (decrease)	(1,201,732)	$(11,948,872)	1,378,354	$15,730,159

Class C
Shares sold	544,843	$5,577,300	1,941,022	$20,999,091
Shares issued on reinvestment	126,482	1,262,293	46,887	500,385
Shares repurchased	(761,027)	(7,678,370)	(440,222)	(4,703,438)
Net increase (decrease)	(89,702)	$(838,777)	1,547,687	$16,796,038

Class FI
Shares sold	349,408	$3,548,025	2,827,929	$30,832,408
Shares issued on reinvestment	259,139	2,606,935	200,005	2,142,274
Shares repurchased	(3,765,529)	(38,530,650)	(2,197,033)	(23,806,510)
Net increase (decrease)	(3,156,982)	$(32,375,690)	830,901	$9,168,172

Class I
Shares sold	16,578,765	$170,212,101	40,877,259	$444,669,110
Shares issued on reinvestment	2,518,562	25,311,549	640,242	6,865,966
Shares repurchased	(21,408,491)	(217,080,136)	(10,552,976)	(114,027,885)
Net increase (decrease)	(2,311,164)	$(21,556,486)	30,964,525	$337,507,191

Class IS
Shares sold	5,557,527	$55,964,314	8,948,768	$97,588,425
Shares issued on reinvestment	649,576	6,534,736	162,010	1,739,134
Shares repurchased	(1,362,575)	(14,143,776)	(3,898,267)	(42,362,422)
Net increase	4,844,528	$48,355,274	5,212,511	$56,965,137

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the period ended April 30, 2016, the Fund incurred a commitment fee in the amount of $3,794. The Fund did not utilize the Redemption Facility during the period ended April 30, 2016.

56	Western Asset Macro Opportunities Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 24, 2015 and October 20 and 27, 2015. At a meeting held on November 17, 2015, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff;

Western Asset Macro Opportunities Fund	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-year period ended August 31, 2015. In that connection, the Directors noted that the performance of the Fund exceeded its peer average performance for the period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations

58	Western Asset Macro Opportunities Fund

between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Macro Opportunities Fund	59

Western Asset

Macro Opportunities Fund

Directors

William E. B. Siart

Chairman

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX016460 6/16 SR16-2797

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2016